Property and Equipment Under Finance Leases (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Equipment under finance lease	$ 4
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Equipment under finance lease	14
Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Equipment under finance lease	$ (10)